UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      December 31

Date of reporting period:     December 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Income Securities Trust

12.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 19

Trustees & officers
page 35

For more information
page 37


Dear Fellow Shareholders,

The stock market advanced for the second straight year, largely on the wings of a strong post-election rally that produced solid returns for the major indexes in 2004. For much of the year, the market was fairly dull, moving mostly sideways as investors worried about higher interest rates, sky-rocketing oil prices, the tight presidential election and the war in Iraq. With the election over and oil prices moderating, investors felt more confident, and the broad Standard & Poor's 500 Index wound up returning 10.88% for the year. The Dow Jones Industrial Average returned 5.40% and a late and strong rally in technology stocks helped the Nasdaq Composite Index move from a negative stance in October to finish the year with a 9.15% return. Despite the Federal Reserve's five hikes in short-term interest rates, bonds still turned in positive results, with the Lehman Brothers Aggregate Bond Index up 4.34%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market -- and trying to act on them -- can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of December 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income consistent
with prudent
investment risk by
investing at least
80% of its assets in a
diversified portfolio
of income securities.

Over the last twelve months

* Bonds rallied for the fifth straight calendar year despite solid economic growth and rising inflation.

* Lower-quality corporate bonds and mortgage-backed securities posted the best results, while Treasury bonds lagged.

* The Fund shifted to a more defensive position, with higher credit quality and reduced interest rate sensitivity.


[Bar chart with heading "John Hancock Income Securities Trust." Under the heading is a note that reads "Fund performance for the year ended December 31, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the fund's 5.70% Net asset value. The second bar represents the fund's 9.95% Market value. A note below the chart reads "The total returns for the Fund include the reinvestment of all distributions. The performance data contained within this material represents past performance, which does not guarantee future results."]


Top 10 issuers

12.6%   Federal National Mortgage Assn.
 9.9%   United States Treasury
 9.0%   Federal Home Loan Mortgage Corp.
 1.1%   Financing Corp.
 1.0%   General Motors Acceptance Corp.
 0.9%   Midland Funding Corp. II
 0.9%   Global Signal Trust
 0.9%   Government National Mortgage Assn.
 0.8%   NOVA Chemicals Corp.
 0.8%   Morgan Stanley

As a percentage of net assets plus the value of preferred shares on December 31, 2004.

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Income Securities Trust

The broad U.S. bond market gained ground overall in 2004 -- its fifth consecutive year of positive performance -- as solid gains in long-term bonds overcame declining prices in shorter-term securities. The U.S. economy, bolstered by improving job growth, expanded by approximately 4% in 2004, up from 3% growth the previous year. Inflation, as measured by the consumer price index, also picked up, increasing from 2% in 2003 to 3.5% in 2004. Although some of the higher inflation was the result of record-high oil prices, many segments of the economy -- especially housing and medical care -- also experienced noteworthy price increases.

In response, the Federal Reserve embarked on a series of interest rate increases in the second half of 2004. The Fed raised short-term interest rates five times between June and December, each time by a quarter point. As a result, the federal funds rate rose from a 46-year low of 1% to 2.25% by the end of the year. Yields on bonds maturing in five years or less followed suit, but longer-term bond yields declined, reflecting the bond market's confidence that the Fed's gradual rate increases will keep inflation in check and the economy growing at a moderate pace.

For the year, the broad Lehman Brothers U.S. Aggregate Bond Index returned 4.34%. Every major sector of the bond market posted positive returns, but lower-quality, higher-yielding corporate bonds fared the best. The Lehman Brothers Corporate High-Yield Index returned 11.13% for the year as investors looked to maximize yield in a low-interest rate environment. Mortgage-backed securities and investment-grade corporate bonds also produced solid results, while Treasury and government agency securities lagged.

"The broad U.S. bond market
 gained ground overall in 2004
 --its fifth consecutive year of
 positive performance..."

Fund performance

For the year ended December 31, 2004, John Hancock Income Securities Trust produced a total return of 5.70% at net asset value and 9.95% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. The average closed-end BBB-rated corporate debt fund returned 7.22% at net asset value, according to Lipper Inc., while the Lehman Brothers Government/Credit Bond Index returned 4.19%.


[Photos of Barry Evans and Jeff Given, flush right at top of page.]


Playing defense

The main theme in the portfolio during the year was a shift toward a more defensive position in anticipation of rising interest rates. Our efforts to lower the portfolio's risk profile included trading up in credit quality, reducing the portfolio's sensitivity to interest rates and trimming our exposure to preferred stocks.

Unfortunately, as lower-quality bonds continued to outperform and interest rates remained relatively stable, our more conservative positioning caused the portfolio's return to lag its peer group average. Despite the negative impact on relative performance, we believe that taking some risk off the table was a prudent strategy given the economic and market conditions.

"The main theme in the portfolio
 during the year was a shift toward a
 more defensive position in
 anticipation of rising
 interest rates."

Upgrading credit quality

A key part of our defensive strategy was reducing the portfolio's overall credit risk. The outperformance of lower-quality corporate bonds in recent years has elevated valuations in this segment of the market. Although the portfolio still has a meaningful position in lower-rated bonds, we selectively sold some of our below-investment-grade corporate securities during the past year and replaced them with higher-quality corporate bonds.

For example, we sold our holdings of retailer Toys R Us, a below-investment-grade credit. Toys R Us is spinning off its popular Babies R Us franchise, leaving a pure-play toy retailer that is struggling to compete with the major discount stores. Several other lower-quality bonds in the portfolio were redeemed by the issuers in 2004, including satellite TV provider PanAmSat, media company Garden State Newspapers, and paper products maker Boise Cascade. To replace these bonds, we added solid investment-grade credits such as telecommunications giant BellSouth, beer producer Foster's, and financial services firms Morgan Stanley and Wachovia.


[Table at top left-hand side of page entitled "Top five industry sectors1." The first listing is Government-U.S. agencies 24%, the second is Government-U.S. 10%, the third is Electric utilities 7%, the fourth is Telecommunications services 5%, and the fifth is Specialized finance 5%.]


We also eliminated our exposure to tobacco-related bonds, including Altria (the parent company of Philip Morris) and Golden State Tobacco (bonds backed by California's share of the legal settlement between the major tobacco companies and 46 states). We decided to exit these positions because of the high degree of litigation risk associated with these securities.

Another credit-quality adjustment involved cutting back significantly on the portfolio's preferred stock holdings and replacing them with corporate and mortgage-backed securities. By moving up the capital structure, we were able to reduce the level of credit risk without altering the credit breakdown of the portfolio.


[Pie chart in middle of page with heading "Portfolio diversification1." The chart is divided into three sections (from top to right): Corporate bonds 61%, U.S. government & agency bonds 34% and Preferred stocks 5%.]


Corporate winners and losers

One of the best performers in the portfolio during the year was XM Satellite Radio. The company's subscriber base continues to grow at a stronger-than-expected rate, and more car makers are installing XM products in their vehicles. In addition, we believe XM has better technology than its competitors. Another strong contributor to performance was Empresa Electrica Guacolda, an electric utility in Chile. The dollar-denominated Empresa securities benefited from the general outperformance of emerging-market bonds.

On the downside, Ford Motor Credit detracted from portfolio performance. Pension funding liabilities, disappointing product lineups and high cost structures weighed on all of the domestic auto makers, increasing the possibility of a credit-rating downgrade.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Global Signal followed by an up arrow with the phrase "Commercial mortgage security backed by cell phone towers." The second listing is Beaver Valley Funding followed by an up arrow with the phrase "Lease obligation bond benefited from improving prospects at lessee First Energy." The third listing is Short-term bonds followed by a down arrow with the phrase "Yields soared and prices fell with Fed rate hikes."]


Reducing interest rate sensitivity

We began lowering the Fund's sensitivity to interest rates in early 2004 to protect the portfolio against the negative impact of rising interest rates. We accomplished this by trading out of some longer-term securities, which tend to suffer the biggest price declines when rates rise, and adding shorter-term bonds to the portfolio. This positioning helped neutralize the effects of leverage on the portfolio and reduced overall portfolio volatility.

Outlook

We expect interest rates to trend higher in 2005. The economy appears poised for moderate but steady growth, and accelerating inflation remains a threat. Therefore, we expect the Federal Reserve to continue raising short-term rates, though at the same gradual pace as in 2004. The futures market projects the federal funds rate -- currently at 2.25% -- to be 3.5% by the end of 2005. We believe that interest rates will rise across the board, with short-term rates rising more than long-term rates in response to the Fed's moves.

"...we will continue to seek out oppor
 tunities to upgrade the overall credit
 quality of the portfolio."

Given this outlook, we plan to maintain our current defensive positioning. Valuations among lower-quality, higher-yielding bonds are stretched to historically high levels, so we will continue to seek out opportunities to upgrade the overall credit quality of the portfolio. We also intend to keep the interest rate sensitivity of the portfolio relatively low, allowing it to hold up better in a rising interest rate environment.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund's portfolio on December 31, 2004

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2004

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Bonds 89.47%                                                                                             $161,388,415
(Cost $156,015,616)

Aerospace & Defense 0.66%                                                                                   1,187,743
Jet Equipment Trust,
Equip Trust Ctf Ser 1995B2 (B)(H)(S)                 10.910%    08-15-14       D               $550             2,750
Raytheon Co.,
Note                                                  8.300     03-01-10       BBB-           1,000         1,184,993

Agricultural Products 1.23%                                                                                 2,228,164
Bunge Ltd Finance Corp.,
Gtd Note (L)                                          4.375     12-15-08       BBB            1,250         1,259,592
Corn Products International, Inc.,
Sr Note                                               8.450     08-15-09       BBB-             835           968,572

Airlines 1.58%                                                                                              2,860,550
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                          7.858     10-01-11       A-             1,000         1,033,521
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                             6.545     02-02-19       A-             1,589         1,579,047
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1C                            10.150     01-02-05       CCC+              32            31,709
Pass Thru Ctf Ser 1996-1D                             8.970     01-02-15       CCC+             284           216,273

Apparel Retail 0.35%                                                                                          627,013
Gap, Inc. (The),
Note (L)                                             10.300     12-15-08       BB+              515           627,013

Asset Management & Custody Banks 0.85%                                                                      1,526,235
Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)                           5.260     12-29-49       AA             1,500         1,526,235

Auto Parts & Equipment 0.27%                                                                                  480,059
American Axle & Manufacturing, Inc.,
Sr Note                                               5.250     02-11-14       BBB              500           480,059

See notes to
financial statements.


6


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Automobile Manufacturers 0.14%                                                                               $259,021
General Motors Corp.,
Sr Deb                                                8.375%    07-15-33       BBB-            $250           259,021

Brewers 0.55%                                                                                                 994,193
Fosters Financial Corp.,
Note (S)                                              4.875     10-01-14       BBB+           1,000           994,193

Broadcasting & Cable TV 4.45%                                                                               8,033,094
AT&T Broadband Corp.,
Gtd Note                                              8.375     03-15-13       BBB            1,020         1,257,758
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)                          8.200     07-15-09       BBB-             945         1,092,337
Clear Channel Communications, Inc.,
Note                                                  4.250     05-15-09       BBB-           1,000           989,880
Cox Enterprises, Inc.,
Note (S)                                              7.875     09-15-10       BBB              380           427,856
Grupo Televisa S.A.,
Note (Mexico)                                         8.000     09-13-11       BBB-           1,855         2,147,163
Innova S. de R.L.,
Sr Note (Mexico)                                     12.875     04-01-07       B+                39            38,817
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada)                               10.000     03-15-05       BB+              445           451,119
TCI Communications, Inc.,
Sr Deb                                                9.800     02-01-12       BBB              860         1,108,534
XM Satellite Radio, Inc.,
Sr Sec Note, Step Coupon
(Zero to 12-31-05 then 14.000%) (O)                    Zero     12-31-09       CCC+             509           519,630

Building Products 2.17%                                                                                     3,914,625
D.R. Horton, Inc.,
Note                                                  4.875     01-15-10       BB+              750           746,250
KB Home,
Sr Note                                               5.750     02-01-14       BB+            1,000           990,000
Pulte Homes, Inc.,
Sr Note                                               6.250     02-15-13       BBB-           1,000         1,063,837
Toll Brothers, Inc.,
Gtd Sr Note                                           6.875     11-15-12       BBB-           1,000         1,114,538

Casinos & Gaming 1.27%                                                                                      2,285,540
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                       14.500     06-15-09       Caa1             500           630,000
Waterford Gaming LLC,
Sr Note (S)                                           8.625     09-15-12       B+               622           665,540
Wynn Las Vegas LLC,
1st Mtg Note (S)                                      6.625     12-01-14       B+             1,000           990,000

See notes to
financial statements.


7


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Commodity Chemicals 0.75%                                                                                  $1,352,260
RPM International, Inc.,
Sr Note                                               6.250%    12-15-13       BBB           $1,300         1,352,260

Consumer Finance 4.72%                                                                                      8,518,769
Capital One Financial Corp.,
Sr Note                                               6.250     11-15-13       BBB-           1,000         1,075,188
CIT Group, Inc.,
Sr Note                                               5.000     02-13-14       A                750           748,769
Ford Motor Credit Co.,
Note                                                  7.375     10-28-09       BBB-           1,625         1,752,835
General Motors Acceptance Corp.,
Note                                                  7.250     03-02-11       BBB-           2,550         2,669,753
Household Finance Corp.,
Note                                                  6.375     10-15-11       A                645           712,335
HSBC Finance Corp.,
Sr Note                                               6.750     05-15-11       A              1,390         1,559,889

Department Stores 0.76%                                                                                     1,374,000
Penney J.C. Co., Inc.,
Deb                                                   7.650     08-15-16       BB+            1,200         1,374,000

Diversified Banks 2.72%                                                                                     4,903,445
Bank of New York,
Cap Security (S)                                      7.780     12-01-26       A-               650           708,322
Barclays Bank Plc,
Perpetual Bond (6.860% to 6-15-32
then variable) (United Kingdom) (S)                   6.860     09-29-49       A+             1,600         1,799,354
Citigroup, Inc.,
Sub Note                                              6.000     10-31-33       A+               560           579,539
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom)                       7.648     08-29-49       A                650           791,326
Wachovia Corp.,
Sub Note                                              5.250     08-01-14       A-             1,000         1,024,904

Diversified Chemicals 1.89%                                                                                 3,412,125
NOVA Chemicals Corp.,
Med Term Note (Canada)                                7.400     04-01-09       BB+            2,045         2,234,163
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)                                         7.750     05-31-11       BBB+           1,000         1,177,962

See notes to
financial statements.


8


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Diversified Commercial Services 1.18%                                                                      $2,129,409
Brascan Corp.,
Note (Canada)                                         5.750%    03-01-10       A-            $1,010         1,068,638
Hutchison Whampoa International Ltd.,
Gtd Note (United Kingdom) (S)                         6.500     02-13-13       A-               750           808,271
Sotheby's Holdings, Inc.,
Note                                                  6.875     02-01-09       BB-              250           252,500

Electric Utilities 9.01%                                                                                   16,248,691
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999A                               9.000     01-02-17       BB+              391           444,622
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                             9.000     06-01-17       BB+              513           606,720
BVPS II Funding Corp.,
Collateralized Lease Bond                             8.890     06-01-17       BB+              700           845,250
El Paso Electric Co.,
1st Mtg Ser E                                         9.400     05-01-11       BBB            1,000         1,103,985
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                               8.625     04-30-13       BBB-             850           970,703
Exelon Generation Co. LLC,
Sr Note                                               5.350     01-15-14       A-             1,000         1,025,382
HQI Transelect Chile S.A.,
Sr Note (Chile)                                       7.875     04-15-11       A-             1,230         1,422,185
IPALCO Enterprises, Inc.,
Sr Sec Note                                           8.625     11-14-11       BB-              325           364,000
MidAmerican Energy Holdings Co.,
Sr Bond                                               8.480     09-15-28       BBB-             550           723,443
Midland Funding Corp. II,
Deb Ser B                                            13.250     07-23-06       BB-            2,225         2,454,386
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                              9.625     11-15-09       BBB-             514           608,186
PNPP II Funding Corp.,
Deb                                                   9.120     05-30-16       BB+              491           577,588
PPL Capital Funding,
Gtd Sr Note Ser A                                     4.330     03-01-09       BBB-             500           494,180
System Energy Resources, Inc.,
Sec Bond (S)                                          5.129     01-15-14       BBB              500           500,410
Texas Utilities Electric Co.,
Sec Bond                                              7.460     01-01-15       BBB              699           771,172
TransAlta Corp.,
Note (Canada)                                         5.750     12-15-13       BBB-           2,000         2,059,504
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                             8.090     01-02-17       BBB-           1,154         1,276,975

See notes to
financial statements.


9


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Electrical Components & Equipment 1.61%                                                                    $2,910,500
AMETEK, Inc.,
Sr Note                                               7.200%    07-15-08       BBB           $1,500         1,626,301
Jabil Circuit, Inc.,
Sr Note (L)                                           5.875     07-15-10       BB+            1,220         1,284,199

Environmental Services 0.44%                                                                                  804,300
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                10.000     08-01-09       B+               766           804,300

Food Retail 0.97%                                                                                           1,748,586
Delhaize America, Inc.,
Gtd Note                                              8.125     04-15-11       BB+            1,500         1,748,586

Foreign Government 0.93%                                                                                    1,680,975
Colombia, Republic of,
Note (Colombia)                                      10.000     01-23-12       BB               750           866,250
Mexican States, United,
Global Med Term Note Ser A (Mexico)                   6.375     01-16-13       BBB-             765           814,725

Gas Utilities 1.90%                                                                                         3,422,843
Duke Capital LLC,
Sr Note                                               8.000     10-01-19       BBB-             750           915,254
Kinder Morgan Energy Partners,
Sr Note                                               5.000     12-15-13       BBB+           1,405         1,403,953
Magellan Midstream Partners, L.P.,
Note                                                  6.450     06-01-14       BBB              500           540,704
NorAm Energy Corp.,
Deb                                                   6.500     02-01-08       BBB              525           562,932

Health Care Facilities 0.57%                                                                                1,028,777
HCA, Inc.,
Note                                                  8.750     09-01-10       BB+              900         1,028,777

Health Care Services 0.84%                                                                                  1,515,215
Wellpoint, Inc.,
Note (S)                                              5.000     12-15-14       BBB+           1,520         1,515,215

Highways & Railtracks 1.13%                                                                                 2,039,862
CSX Corp.,
Sr Note                                               4.875     11-01-09       BBB            2,000         2,039,862

Hotels, Resorts & Cruise Lines 2.55%                                                                        4,591,489
Harrah's Operating Co., Inc.,
Gtd Sr Note                                           8.000     02-01-11       BBB-             765           888,516
Gtd Sr Note                                           5.500     07-01-10       BBB-             755           781,519
Hyatt Equities LLC,
Note (S)                                              6.875     06-15-07       BBB            1,060         1,115,266
Meditrust,
Note                                                  7.000     08-15-07       BB-            1,710         1,806,188

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Industrial Conglomerates 0.70%                                                                             $1,263,221
Bombardier, Inc.,
Note (Canada) (S)                                     6.750%    05-01-12       BB              $500           458,750
Vedanta Resources Plc,
Sr Note (United Kingdom) (L)(S)                       6.625     02-22-10       BB               795           804,471

Industrial Machinery 1.77%                                                                                  3,190,110
Kennametal, Inc.,
Sr Note                                               7.200     06-15-12       BBB            1,405         1,561,285
Manitowoc Co., Inc., (The),
Sr Note                                               7.125     11-01-13       B+               500           541,250
Trinity Industries Leasing Co.,
Pass Thru Ctf (S)                                     7.755     02-15-09       Ba1            1,020         1,087,575

Investment Banking & Brokerage 2.50%                                                                        4,508,465
Merrill Lynch & Co.,
Med Term Note Ser C                                   5.000     01-15-15       A+             1,500         1,494,122
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                             8.375     12-29-49       A2               750           821,925
Morgan Stanley,
Sub Note                                              4.750     04-01-14       A              2,250         2,192,418

IT Consulting & Other Services 0.24%                                                                          430,621
NCR Corp.,
Note                                                  7.125     06-15-09       BBB-             390           430,621

Leisure Products 0.57%                                                                                      1,027,613
Brunswick Corp.,
Note                                                  5.000     06-01-11       BBB+           1,000         1,027,613

Metal & Glass Containers 0.30%                                                                                550,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note                                       8.250     05-15-13       B                500           550,000

Multi-Line Insurance 0.62%                                                                                  1,125,137
Assurant, Inc.,
Sr Note                                               5.625     02-15-14       BBB+             510           526,702
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                      7.625     11-15-23       AA               485           598,435

Multi-Media 1.17%                                                                                           2,101,641
News America Holdings, Inc.,
Gtd Sr Deb                                            8.250     08-10-18       BBB-             540           669,551
Time Warner, Inc.,
Deb                                                   9.125     01-15-13       BBB+           1,114         1,432,090

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Office Services & Supplies 1.77%                                                                           $3,187,136
Office Depot, Inc.,
Sr Note                                               6.250%    08-15-13       BBB-          $2,000         2,134,108
Steelcase, Inc.,
Sr Note                                               6.375     11-15-06       BBB-           1,020         1,053,028

Oil & Gas Exploration & Production 4.12%                                                                    7,436,364
Alberta Energy Co. Ltd.,
Note (Canada)                                         8.125     09-15-30       A-               725           939,960
Occidental Petroleum Corp.,
Sr Deb                                               10.125     09-15-09       BBB+           1,160         1,431,867
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                     9.125     10-13-10       BBB-           1,115         1,336,885
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                     7.840     05-30-10       BB+            1,841         1,996,778
TEPPCO Partners, L.P.,
Gtd Sr Note                                           7.625     02-15-12       BBB            1,500         1,730,874

Oil & Gas Refining & Marketing 0.56%                                                                        1,008,870
Enterprise Products Operations, L.P.,
Sr Note (S)                                           5.600     10-15-14       BB+            1,000         1,008,870

Other Diversified Financial Services 1.24%                                                                  2,239,719
Glencore Funding LLC,
Gtd Note (S)                                          6.000     04-15-14       BBB            1,380         1,335,120
Humpuss Funding Corp.,
Note (S)                                              7.720     12-15-09       B2               214           201,633
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)                        8.485     12-31-49       BBB+             615           702,966

Paper Packaging 0.78%                                                                                       1,402,075
Stone Container Corp.,
Sr Note                                               9.750     02-01-11       B                285           312,075
Sr Note                                               8.375     07-01-12       B              1,000         1,090,000

Paper Products 2.80%                                                                                        5,042,294
Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)                                  6.950     12-15-06       BB             2,000         2,075,000
International Paper Co.,
Note                                                  5.850     10-30-12       BBB            2,000         2,131,044
MDP Acquisitions Plc,
Sr Note (Ireland)                                     9.625     10-01-12       B                750           836,250

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Pharmaceuticals 1.83%                                                                                      $3,292,891
Medco Health Solutions, Inc.,
Sr Note (L)                                           7.250%    08-15-13       BBB           $1,550         1,733,906
Wyeth,
Note                                                  5.500     03-15-13       A              1,500         1,558,985

Property & Casualty Insurance 0.57%                                                                         1,030,514
Ohio Casualty Corp.,
Note                                                  7.300     06-15-14       BB               750           807,147
URC Holdings Corp.,
Sr Note (S)                                           7.875     06-30-06       AA-              210           223,367

Real Estate Investment Trusts 1.04%                                                                         1,878,370
Healthcare Realty Trust, Inc.,
Sr Note                                               8.125     05-01-11       BBB-             175           203,862
iStar Financial, Inc.,
Sr Note                                               7.000     03-15-08       BBB-             820           882,980
ProLogis Trust,
Sr Note                                               7.050     07-15-06       BBB+             510           535,903
Ventas Realty, L.P.,
Sr Note (S)                                           6.625     10-15-14       BB               250           255,625

Real Estate Management & Development 0.80%                                                                  1,436,262
Post Apartment Homes,
Sr Note                                               5.125     10-12-11       BBB              870           871,360
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.640% to
09-30-07 then variable) (S)                           7.640     12-29-49       A                515           564,902

Regional Banks 0.95%                                                                                        1,714,552
Greater Bay Bancorp,
Sr Note Ser B                                         5.250     03-31-08       BBB-             565           579,680
NB Capital Trust IV,
Gtd Cap Security                                      8.250     04-15-27       A-             1,020         1,134,872

Soft Drinks 0.62%                                                                                           1,112,500
Panamerican Beverages, Inc.,
Sr Note (Panama)                                      7.250     07-01-09       BBB            1,000         1,112,500

Specialized Finance 7.32%                                                                                  13,205,250
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A4                   4.965     11-25-33       AAA            2,000         2,031,159
Bear Stearns Commercial Mortgage
Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA
Class C (S)                                           4.937     05-14-16       AA             1,000         1,022,472

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Specialized Finance (continued)
Centex Home Equity Loan Trust,
Home Equity Loan Asset-Backed
Ctf Ser 2004-A Class AF4                              4.510%    08-25-32       AAA           $2,000         1,993,921
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A5                     8.100     08-15-25       AAA              217           231,733
Countrywide Alternative Loan Trust,
Asset-Backed Pass Thru Ctf Ser
2004-24CB Class 1A1                                   6.000     11-25-34       AAA            1,336         1,372,923
Credit-Based Asset Servicing and
Securitization LLC,
Mtg Asset-Backed Ctf Ser 2004-CB4
Class A3                                              4.632     05-25-35       AAA            1,000         1,013,276
Deutsche Mortgage & Asset
Receiving Corp.,
Commercial Mtg Pass Thru Ctf Ser
1998-C1 Class C                                       6.861     06-15-31       A2               415           449,956
DLJ Mortgage Acceptance Corp.,
Commercial Mtg Pass Thru Ctf Ser
1996-CF1 Class B1 (S)                                 8.354     03-13-28       A              1,535         1,611,167
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                      5.098     01-15-34       BBB            2,000         2,003,440
Sub Bond Ser 2004-2A Class D (S)                      5.093     12-15-14       Baa2             405           402,848
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                       6.600     09-15-10       BBB            1,000         1,072,355

Telecommunication Services 7.54%                                                                           13,609,955
AT&T Corp.,
Sr Note                                               9.050     11-15-11       BB+            1,730         1,991,662
Bellsouth Corp.,
Bond                                                  5.200     09-15-14       A                350           356,728
Deb                                                   6.300     12-15-15       A              1,155         1,255,427
Deutsche Telekom International
Finance B.V.,
Bond (Coupon rate step up/down
on rating) (Netherlands)                              8.500     06-15-10       BBB+           1,005         1,197,330
Qwest Capital Funding, Inc.,
Gtd Note (L)                                          7.000     08-03-09       B              1,000           987,500
SBC Communications, Inc.,
Note                                                  5.100     09-15-14       A                870           878,086
Sprint Capital Corp.,
Gtd Sr Bond                                           7.625     01-30-11       BBB-           1,000         1,161,039
Note                                                  6.875     11-15-28       BBB-             820           897,725
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)                             4.950     09-30-14       BBB+           1,500         1,469,609

See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Telecommunication Services (continued)
Telefonos de Mexico, S.A. de C.V.,
Note (Mexico)                                         4.500%    11-19-08       BBB-          $1,750         1,761,662
Telus Corp.,
Note (Canada)                                         8.000     06-01-11       BBB            1,395         1,653,187

Telecommunications Equipment 1.57%                                                                          2,833,817
Corning, Inc.,
Med Term Note                                         8.300     04-04-25       BB+            1,150         1,210,266
Note                                                  6.300     03-01-09       BB+              240           251,713
France Telecom S.A.,
Note (France)                                         8.500     03-01-11       BBB+           1,150         1,371,838

Trucking 0.33%                                                                                                595,976
CNF, Inc.,
Sr Deb Ser B                                          6.700     05-01-34       BBB-             560           595,976

Wireless Telecommunication Services 2.27%                                                                   4,087,579
America Movil S.A. de C.V.,
Note (Mexico) (S)                                     5.750     01-15-15       BBB-           1,275         1,272,092
AT&T Wireless Services , Inc.,
Sr Note                                               8.125     05-01-12       A              1,525         1,843,487
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)                          9.750     01-30-08       BB-              400           422,000
Nextel Communications, Inc.,
Sr Note                                               7.375     08-01-15       BB               500           550,000

                                                                               Credit
Issuer, description                                                            rating (A)    Shares             Value
Preferred stocks 7.72%                                                                                    $13,928,552
(Cost $13,730,491)

Agricultural Products 0.56%                                                                                 1,017,187
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                BB+           12,500         1,017,187

Broadcasting & Cable TV 0.58%                                                                               1,048,000
Viacom, Inc., 7.25%                                                            A-            40,000         1,048,000

Diversified Banks 3.41%                                                                                     6,158,615
Abbey National Plc, 7.375% (United Kingdom)                                    A-            41,300         1,117,165
Bank One Capital Trust VI, 7.20%                                               A-            55,000         1,460,800
Citigroup Capital VII, 7.125%                                                  A             40,000         1,056,000
Fleet Capital Trust VII, 7.20%                                                 A-            55,000         1,460,250
USB Capital IV, 7.35%                                                          A-            40,000         1,064,400

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                                               Credit
Issuer, description                                                            rating (A)    Shares             Value

Electric Utilities 1.22%                                                                                   $2,208,600
Ameren Corp., 9.75%, Conv                                                      BBB+          20,000           575,200
DTE Energy Co., 8.75%, Conv                                                    BBB           20,000           521,400
PSEG Funding Trust II, 8.75%                                                   BB+           40,000         1,112,000

Gas Utilities 0.58%                                                                                         1,043,400
KeySpan Corp., 8.75%, Conv                                                     A             20,000         1,043,400

Integrated Telecommunication Services 0.59%                                                                 1,055,200
Telephone & Data Systems, Inc., 7.60%, Ser A                                   A-            40,000         1,055,200

Real Estate Investment Trusts 0.78%                                                                         1,397,550
Apartment Investment & Management Co., 8.00%, Ser T                            B+            55,000         1,397,550


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
U.S. government and agencies securities 49.91%                                                            $90,033,346
(Cost $88,823,329)

Government U.S. 14.74%                                                                                     26,587,722
United States Treasury,
Bond (L)                                              9.125%    05-15-18       AAA             $495           719,954
Bond (L)                                              8.875     08-15-17       AAA            1,215         1,721,787
Bond (L)                                              5.375     02-15-31       AAA            2,840         3,070,972
Note (L)                                              4.250     11-15-14       AAA           21,020        21,075,009

Government U.S. Agency 35.17%                                                                              63,445,624
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                   4.500     05-01-19       AAA            1,963         1,957,648
15 Yr Pass Thru Ctf                                   4.500     08-01-19       AAA              968           965,389
15 Yr Pass Thru Ctf                                   4.500     11-01-19       AAA            1,194         1,191,157
20 Yr Pass Thru Ctf                                  11.250     01-01-16       AAA               45            50,280
30 Yr Pass Thru Ctf                                   6.000     08-01-34       AAA           17,225        17,805,034
30 Yr Pass Thru Ctf                                   5.500     04-01-33       AAA            2,299         2,338,129
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                   7.500     02-01-08       AAA                4             4,728
15 Yr Pass Thru Ctf                                   7.000     09-01-10       AAA               55            58,578
15 Yr Pass Thru Ctf                                   7.000     09-01-12       AAA                7             8,056
15 Yr Pass Thru Ctf                                   7.000     02-01-16       AAA            1,465         1,553,543
15 Yr Pass Thru Ctf                                   7.000     04-01-17       AAA               73            78,353
15 Yr Pass Thru Ctf                                   5.000     08-01-19       AAA            1,040         1,057,700
15 Yr Pass Thru Ctf                                   5.000     10-01-19       AAA            3,881         3,945,716
15 Yr Pass Thru Ctf                                   4.500     10-01-19       AAA            1,281         1,277,292
30 Yr Pass Thru Ctf                                   6.500     11-01-34       AAA              992         1,041,611
30 Yr Pass Thru Ctf                                   6.000     12-01-33       AAA            6,498         6,722,373
30 Yr Pass Thru Ctf                                   6.000     01-01-34       AAA           13,606        14,076,922

See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                   Interest     Maturity       Credit     Par value
Issuer, description                                    rate     date           rating (A)     (000)             Value
Government U.S. Agency (continued)
Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf                                   5.500%    04-01-33       AAA           $1,159         1,182,129
30 Yr Pass Thru Ctf                                   5.500     05-01-34       AAA            1,218         1,237,679
CMO REMIC 2003-17-QT                                  5.000     08-25-27       AAA            1,675         1,694,961
Financing Corp.,
Bond                                                  9.400     02-08-18       AAA            2,000         2,865,558
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                  10.000     11-15-20       AAA                7             7,821
30 Yr Pass Thru Ctf                                   9.500     11-15-19       AAA                1               511
30 Yr Pass Thru Ctf                                   9.500     01-15-21       AAA               11            12,558
30 Yr Pass Thru Ctf                                   9.500     02-15-25       AAA               13            14,831
30 Yr Pass Thru Ctf                                   6.500     10-15-32       AAA            2,180         2,297,067

                                                                               Interest   Par value
Issuer, description, maturity date                                             rate           (000)             Value
Short-term investments 0.40%                                                                                 $711,000
(Cost $711,000)

Joint Repurchase Agreement 0.40%                                                                              711,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley -- Dated 12-31-04,
due 01-03-05 (secured by U.S. Treasury Inflation
Indexed Bond 3.875% due 04-15-29)                                              1.600%          $711           711,000

Total investments 147.50%                                                                                $266,061,313

Other assets and liabilities, net (47.50%)                                                               ($85,676,063)

Total net assets 100.00%                                                                                 $180,385,250

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of December 31, 2004.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $30,797,185 or 17.07% of the Fund's net assets as of December 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

PORTFOLIO
CONCENTRATION

December 31, 2004
(unaudited)

This table shows the
Fund's investments,
aggregated by
various industries.

Industry distribution        Value as a percentage of Fund's total investments
------------------------------------------------------------------------------
Aerospace & defense                                                      0.45%
Agricultural products                                                    1.22
Airlines                                                                 1.07
Apparel retail                                                           0.23
Asset management & custody banks                                         0.57
Auto parts & equipment                                                   0.18
Automobile manufacturers                                                 0.10
Brewers                                                                  0.37
Broadcasting & cable TV                                                  3.41
Building products                                                        1.47
Casinos & gaming                                                         0.86
Commodity chemicals                                                      0.51
Consumer finance                                                         3.20
Department stores                                                        0.52
Diversified banks                                                        4.16
Diversified chemicals                                                    1.28
Diversified commercial services                                          0.80
Electric utilities                                                       6.94
Electrical components & equipment                                        1.09
Environmental services                                                   0.30
Food retail                                                              0.66
Foreign government                                                       0.63
Gas utilities                                                            1.68
Government U.S                                                           9.99
Government U.S. agency                                                  23.85
Health care facilities                                                   0.39
Health care services                                                     0.57
Highways & railtracks                                                    0.77
Hotels, resorts & cruise lines                                           1.72
Industrial conglomerates                                                 0.47
Industrial machinery                                                     1.20
Integrated telecommunication services                                    0.40
Investment banking & brokerage                                           1.69
IT consulting & other services                                           0.16
Leisure products                                                         0.39
Metal & glass containers                                                 0.21
Multi-line insurance                                                     0.42
Multi-media                                                              0.79
Office services & supplies                                               1.20
Oil & gas exploration & production                                       2.79
Oil & gas refining & marketing                                           0.38
Other diversified financial services                                     0.84
Paper packaging                                                          0.53
Paper products                                                           1.90
Pharmaceuticals                                                          1.24
Property & casualty insurance                                            0.39
Real estate investment trusts                                            1.23
Real estate management & development                                     0.54
Regional banks                                                           0.64
Soft drinks                                                              0.42
Specialized finance                                                      4.96
Telecommunication services                                               5.12
Telecommunication equipment                                              1.07
Trucking                                                                 0.22
Wireless telecommunication services                                      1.54
Short-term investments                                                   0.27

Total investments                                                      100.00%


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

December 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments at value (cost $259,280,436)
including $32,671,666 of securities loaned                       $266,061,313
Cash                                                                      567
Cash segregated for futures contacts                                  635,000
Receivable for shares sold                                            293,514
Dividends and interest receivable                                   3,140,633
Other assets                                                           15,670

Total assets                                                      270,146,697

Liabilities
Payable for futures variation margin                                  245,310
Payable to affiliates
Management fees                                                       372,060
Other                                                                   8,962
Other payable and accrued expenses                                    125,275

Total liabilities                                                     751,607

Auction Preferred Shares (APS) Series A, at value,
unlimited number of shares of beneficial interest
authorized with no par value, 1,780 shares issued,
liquidation preference of $25,000 per share                        44,504,920
APS Series B, at value, unlimited number of shares of
beneficial interest authorized with no par value,
1,780 shares issued, liquidation preference of
$25,000 per share                                                  44,504,920

Net assets
Common shares capital paid-in                                     176,262,151
Accumulated net realized loss on investments,
financial futures contracts and options                            (2,454,690)
Net unrealized appreciation of investments
and financial futures contracts                                     6,513,437
Accumulated net investment income                                      64,352

Net assets applicable to common shares                           $180,385,250

Net asset value per common share
Based on 11,141,310 common shares outstanding --
30 million shares authorized with no par value                         $16.19


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
December 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $13,854,459
Dividends                                                           1,638,463
Securities lending                                                     52,590

Total investment income                                            15,545,512

Expenses
Investment management fees                                          1,408,377
APS auction fees                                                      244,677
Transfer agent fees                                                    79,393
Accounting and legal services fees                                     70,936
Custodian fees                                                         70,003
Printing                                                               57,589
Miscellaneous                                                          45,982
Professional fees                                                      44,781
Registration and filing fees                                           23,982
Trustees' fees                                                         15,413
Interest                                                                3,096
Security lending fees                                                   1,796

Total expenses                                                      2,066,025

Net investment income                                              13,479,487

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         1,086,022
Financial futures contracts                                        (2,145,026)
Options                                                               (31,600)

Change in net unrealized appreciation (depreciation) of
Investments                                                        (1,281,449)
Financial futures contracts                                          (296,939)

Net realized and unrealized loss                                   (2,668,992)

Distributions to APS Series A                                        (665,548)
Distributions to APS Series B                                        (672,372)

Increase in net assets from operations                             $9,472,575


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                      Year          Year
                                                     ended         ended
                                                  12-31-03      12-31-04
Increase (decrease) in net assets
From operations

Net investment income                          $10,219,224   $13,479,487
Net realized gain (loss)                         4,029,289    (1,090,604)
Change in net unrealized
appreciation (depreciation)                      2,963,709    (1,578,388)
Distributions to APS Series A and B 1             (170,668)   (1,337,920)

Increase in net assets
resulting from operations                       17,041,554     9,472,575

Distributions to common shareholders
From net investment income                     (10,500,286)  (13,140,127)
From net realized gains                         (2,903,395)          ---
                                               (13,403,681)  (13,140,127)
From Fund share transactions                       504,097     1,322,600

Net assets
Beginning of period                            178,588,232   182,730,202

End of period 2                               $182,730,202  $180,385,250

1 APS Series A and B were issued on 11-4-03.

2 Includes accumulated net investment income of $131,906 and $64,352, respectively.


See notes to
financial statements.

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                        12-31-00 1   12-31-01 1,2   12-31-02 1   12-31-03   12-31-04
Per share operating performance
Net asset value,
beginning of period                                    15.37       $15.89         $16.06       $16.31     $16.53
Net investment income 3                                 1.07         1.00           0.89         0.93       1.22
Net realized and unrealized
gain (loss) on investments                              0.52         0.19           0.28         0.63      (0.25)
Distributions to APS Series A and B 4                     --           --             --        (0.02)     (0.12)
Total from
investment operations                                   1.59         1.19           1.17         1.54       0.85
Less distributions to
common shareholders
From net investment income                             (1.07)       (1.02)         (0.92)       (0.96)     (1.19)
From net realized gains                                   --           --             --        (0.26)        --
                                                       (1.07)       (1.02)         (0.92)       (1.22)     (1.19)
Capital charges
Offering costs and underwriting
discounts related to APS                                  --           --             --        (0.10)        --
Net asset value, end of period                        $15.89       $16.06         $16.31       $16.53     $16.19
Per share market value,
end of period                                         $14.44       $14.65         $14.66       $15.39     $15.68
Total return at market value 5 (%)                     23.06         8.69           6.42        13.49       9.95

Ratios and supplemental data
Net assets applicable to common
shares, end of period (in millions)                     $172         $175           $179         $183       $180
Ratio of expenses to
average net assets (%)                                  0.84         0.80           0.84         0.87 6     1.14 6
Ratio of net investment income
to average net assets (%)                               6.89         6.17           5.56         5.58 7     7.44 7
Portfolio turnover (%)                                   248          299            371          273        135

Senior securities
Total APS Series A outstanding
(in millions)                                             --           --             --          $45        $45
Total APS Series B outstanding
(in millions)                                             --           --             --          $45        $45
Involuntary liquidation preference
APS Series A per unit (in thousands)                      --           --             --          $25        $25
Involuntary liquidation preference
APS Series B per unit (in thousands)                      --           --             --          $25        $25
Average market value
per unit (in thousands)                                   --           --             --          $25        $25
Asset coverage per unit 8                                 --           --             --      $75,402    $75,049


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

1 Audited by previous auditor.

2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.30%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

3 Based on the average shares outstanding.

4 APS Series A and B were issued on 11-4-03.

5 Assumes dividend reinvestment.

6 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.81% and 0.76% for the years ended 12-31-03 and 12-31-04, respectively.

7 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 5.19% and 4.99% for the years ended 12-31-03 and 12-31-04, respectively.

8 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.


See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Income Securities Trust (the "Fund") is a closed-end diversified management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities. The Fund had no written option transactions during the year ended December 31, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2004, the Fund loaned securities having a market value of $32,671,666 collateralized by securities in the amount of $33,544,481. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On December 31, 2004, the Fund had deposited $635,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on December
31, 2004:

                             NUMBER OF
OPEN CONTRACTS               CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
------------------------------------------------------------------------------
U.S. 20-Year Treasury Bond   150         Short      March 05        ($167,456)
U.S. 10-Year Treasury Note   500         Short      March 05          (99,984)
------------------------------------------------------------------------------
                                                                    ($267,440)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,123,466 of a capital loss carryforward, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2012.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2003, the tax character of distributions paid was as follows: ordinary income $11,574,924 and long-term capital gains $1,999,425. For the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $14,478,047. As of December 31, 2004, the components of distributable earnings on a tax basis included $85,166 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets"), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next
$100,000,000 and (d) 0.300% of the Fund's average daily managed assets in excess of $300,000,000.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $70,936. The Fund also paid the Adviser the amount of $601 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund common share distributions reinvested, offering costs and underwriting discount charged to capital paid-in, reclassification of capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.


                                          Year ended 12-31-03           Year ended 12-31-04
                                       Shares          Amount        Shares          Amount
Beginning of period                10,952,182    $175,212,973    11,056,746    $175,501,784
Distributions reinvested              104,564       1,602,997        84,564       1,302,088
Offering costs and
underwriting discount
related to Auction
Preferred Shares                           --      (1,098,900)           --          20,512
Reclassification of capital accounts       --        (215,286)           --        (562,233)

End of period                      11,056,746    $175,501,784    11,141,310    $176,262,151

Auction preferred shares

The Fund issued a total of 3,560 Auction Preferred Shares: 1,780 shares of Series A Auction Preferred Shares and 1,780 shares of Series B
Auction Preferred Shares (collectively, the "Preferred Shares" or "APS") on November 4, 2003, in a public offering. The offering costs of $188,388 and the underwriting discount of $890,000 have been charged to capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction. Dividend rates on APS Series A ranged from 1.00% to 2.67% and Series B from 1.04% to 2.67% during the year ended December 31, 2004. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2004, aggregated $278,560,495 and $290,445,627, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $77,035,662 and $64,978,604, respectively, during the year ended December 31, 2004.

The cost of investments owned on December 31, 2004, including short-term investments, for federal income tax purposes was $260,507,212. Gross unrealized appreciation and depreciation of investments aggregated $7,157,375 and $1,603,274, respectively, resulting in net unrealized appreciation of $5,554,101. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended December 31, 2004, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $368,773, an increase in accumulated net investment income of $931,006 and a decrease in capital paid-in of $562,233. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and amortization of premiums and accretion of discounts on debt securities. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Income Securities Trust,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Income Securities Trust (the "Fund") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2002, were audited by other independent auditors, whose report dated February 7, 2003, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2005

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2004, 2.92% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for the calendar year 2004.

Investment
objective
and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange. The Fund's investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and
(iii) cash and commercial paper. "Net assets" is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund's total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody's Investors Service, Inc., or Standard & Poor's Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 331/3% of its net assets at market value and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of the total assets at cost. The Fund may lend portfolio securities not to exceed 331/3% of total assets.

By-laws

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures, which must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On August 21, 2003, shareholders approved the amendment of the Fund's by-laws effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform the Fund's maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Financial futures
contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist.
In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

Dividends and
distributions

The Fund pays quarterly dividends from net investment income and intends to distribute any available net realized capital gains annually. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment Plan.

During the period ended December 31, 2004, the Fund paid to shareholders dividends from net investment income totaling $1.185 per share. The dates of payment and the amounts per share are as follows:

                         INCOME
PAYMENT DATE           DIVIDEND
-------------------------------
March 31, 2004           $0.310
June 30, 2004             0.310
September 30, 2004        0.290
December 31, 2004         0.275

Dividend
reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund's common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the "Plan Agent") will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund's common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the

New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder's account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within five to seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938 (telephone
1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2004                49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

Richard P. Chapman, Jr., 2 Born: 1935                                                       1975                39
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                39
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance) (until 2004); Director, Hudson City Savings Bank
(since 1995); Director, Hudson City Bancorp (since 1999); Trustee, Scholarship
Fund for Inner City Children (since 1986).

John A. Moore, 2 Born: 1939                                                                 1996                49
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                49
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).


35


Non-Independent Trustees 3


Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
James A. Shepherdson, Born: 1952                                                            2004                49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation (since 2004);
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC (the "Adviser") and The Berkeley Financial Group, LLC ("The Berkeley
Group") (holding company); Director, President and Chief Executive
Officer, John Hancock Funds, LLC ("John Hancock Funds"); President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); Director, Chairman and President, NM Capital
Management, Inc.; President, John Hancock Retirement Services, John
Hancock Life Insurance Company (until 2004); Chairman, Essex Corporation
(until 2004); Co-Chief Executive Officer, MetLife Investors Group (until
2003); Senior Vice President, AXA/Equitable Insurance Company (until
2000).


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer Vice President and Assistant Treasurer, the
Adviser; Vice President and Treasurer of each of the John Hancock funds;
Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1984
Senior Vice President, Secretary and Chief Legal Officer Senior Vice
President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and
each of the John Hancock funds, John Hancock Funds and The Berkeley Group;
Director, Senior Vice President and Secretary, NM Capital Management, Inc.

  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
registrar

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Stock symbol

Listed New York Stock
Exchange:
JHS

For shareholder assistance
refer to page 34


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives        1-800-852-0218
          Portfolio commentary                    1-800-344-7054
          24-hour automated information           1-800-843-0090
          TDD line                                1-800-231-5469


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

P600A  12/04
        2/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, December 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $31,000 for the fiscal year ended December 31, 2003 and $32,500 for the fiscal year ended December 31, 2004. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended December 31, 2003 and fiscal year ended December 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,000 for the fiscal year ended December 31, 2003 and $4,200 for the fiscal year ended December 31, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

The all other fees billed to the registrant for products and services provided by the principal accountant were none for the fiscal year ended December 31, 2003 and $5,000 for the fiscal year ended December 31, 2004. There were no other fees during the fiscal year ended December 31, 2003 and December 31, 2004 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $4,000 for the fiscal year ended December 31, 2003, and $120,662 for the fiscal year ended December 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Richard P. Chapman, Jr.
Charles L. Ladner
Dr. John A. Moore
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(3) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    February 17, 2005